Commitments and Contingencies	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 8: COMMITMENTS AND CONTINGENCIES

Legal Proceedings

The Company is not presently a party to any legal proceedings, the resolution of which the Company believes would have a material adverse effect on its business, financial condition, operating results, or cash flows. However, legal proceedings are subject to inherent uncertainties, and an unfavorable outcome could include monetary damages, and excessive verdicts can result from litigation, and as such, could result in a material adverse impact on its business, financial position, results of operations, and/or cash flows.

NOTE 8: COMMITMENTS AND CONTINGENCIES

Legal Proceedings

The Company is not presently a party to any legal proceedings, the resolution of which the Company believes would have a material adverse effect on its business, financial condition, operating results, or cash flows. However, legal proceedings are subject to inherent uncertainties, and an unfavorable outcome could include monetary damages, and excessive verdicts can result from litigation, and as such, could result in a material adverse impact on its business, financial position, results of operations, and/or cash flows.